UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL

SMALL CAP FUND

FORM N-Q

JUNE 30, 2016

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.9%
Hella KGaA Hueck & Co.	38,010	$1,216,591	(a)

Distributors - 2.0%
Connect Group PLC	514,290	1,014,010	(a)
SA D’Ieteren NV	40,900	1,775,026	(a)

Total Distributors		2,789,036

Hotels, Restaurants & Leisure - 1.5%
eDreams ODIGEO SA	398,500	897,921	*(a)
Melco International Development Ltd.	1,187,839	1,121,097	(a)

Total Hotels, Restaurants & Leisure		2,019,018

Household Durables - 5.1%
Cyrela Brazil Realty SA	312,800	1,001,996
Dorel Industries Inc., Class B Shares	55,820	1,485,422
Iida Group Holdings Co., Ltd.	108,656	2,213,127	(a)
Token Corp.	9,475	740,182	(a)
TomTom NV	195,580	1,517,908	*(a)

Total Household Durables		6,958,635

Internet & Catalog Retail - 0.8%
CJ O Shopping Co., Ltd.	7,041	1,076,662	(a)

Media - 2.9%
KT Skylife Co., Ltd.	87,222	1,230,738	(a)
Modern Times Group, Class B Shares	41,520	1,097,272	(a)
Technicolor SA, Registered Shares	176,320	1,093,880	(a)
Trinity Mirror PLC	422,310	496,099	(a)

Total Media		3,917,989

Multiline Retail - 0.3%
Debenhams PLC	605,510	449,374	(a)

Specialty Retail - 1.7%
China ZhengTong Auto Services Holdings Ltd.	3,166,682	1,175,841	(a)
Mekonomen AB	57,240	1,231,054	(a)

Total Specialty Retail		2,406,895

Textiles, Apparel & Luxury Goods - 2.7%
361 Degrees International Ltd.	3,714,819	1,071,759	(a)
Hosa International Ltd.	4,164,493	1,404,813	(a)
Sitoy Group Holdings Ltd.	3,001,063	1,193,724	(a)

Total Textiles, Apparel & Luxury Goods		3,670,296

TOTAL CONSUMER DISCRETIONARY		24,504,496

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.2%
MARR SpA	82,880	1,568,772	(a)

Food Products - 0.9%
Wessanen	111,560	1,178,427	(a)

Household Products - 0.5%
McBride PLC	343,670	714,008	(a)

Tobacco - 0.4%
PT Wismilak Inti Makmur Tbk	19,824,676	586,416	(a)

TOTAL CONSUMER STAPLES		4,047,623

ENERGY - 6.3%
Energy Equipment & Services - 4.3%
Amec Foster Wheeler PLC	248,790	1,628,321	(a)
Ocean Yield ASA	187,550	1,375,684	(a)
Pason Systems Inc.	123,320	1,704,784
Shinko Plantech Co., Ltd.	155,201	1,156,045	(a)

Total Energy Equipment & Services		5,864,834

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.0%
QGEP Participacoes SA	88,591	$125,759
Tethys Oil AB	211,810	1,604,648	(a)
TransGlobe Energy Corp.	551,070	1,015,168

Total Oil, Gas & Consumable Fuels		2,745,575

TOTAL ENERGY		8,610,409

FINANCIALS - 17.9%
Banks - 1.8%
Atlas Mara Ltd.	154,510	602,528	*(a)
Banca Sistema SpA	238,590	541,978	(a)(b)
Permanent TSB Group Holdings PLC	240,860	453,475	*(a)
San-In Godo Bank Ltd.	119,160	774,536	(a)

Total Banks		2,372,517

Capital Markets - 4.3%
Anima Holding SpA	157,700	748,242	(a)(b)
Fairfax India Holdings Corp.	101,790	1,068,795	*(b)
GCA Savvian Corp.	95,027	802,657	(a)
Ichiyoshi Securities Co., Ltd.	96,449	688,039	(a)
JAFCO Co., Ltd.	25,275	623,922	(a)
KIWOOM Securities Co., Ltd.	17,481	1,093,347	(a)
Korea Investment Holdings Co., Ltd.	23,753	878,087	(a)

Total Capital Markets		5,903,089

Diversified Financial Services - 0.5%
Hellenic Exchanges-Athens Stock Exchange SA Holding	148,770	708,793	(a)

Insurance - 0.6%
Greenlight Capital Re Ltd., Class A Shares	42,790	862,646	*

Real Estate Investment Trusts (REITs) - 3.3%
Grivalia Properties REIC AE	85,110	665,915	(a)
Irish Residential Properties REIT PLC	845,980	1,046,740	(a)
Lar Espana Real Estate Socimi SA	127,110	1,140,062	(a)
Mapletree Logistics Trust	1,437,571	1,071,730	(a)
NewRiver Retail Ltd.	152,670	609,913	(a)

Total Real Estate Investment Trusts (REITs)		4,534,360

Real Estate Management & Development - 7.4%
Ascendas India Trust	1,555,590	1,141,567	(a)
CIFI Holdings Group Co., Ltd.	5,053,726	1,251,670	(a)
Leopalace21 Corp.	259,908	1,815,588	(a)
Nexity	34,450	1,755,974	(a)
Samty Co., Ltd.	101,386	943,976	(a)
Selvaag Bolig ASA	306,790	1,174,347	(a)
Sun Frontier Fudousan Co., Ltd.	200,568	2,037,515	(a)

Total Real Estate Management & Development		10,120,637

TOTAL FINANCIALS		24,502,042

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.7%
Nikkiso Co., Ltd.	142,366	915,808	(a)

Pharmaceuticals - 1.1%
Livzon Pharmaceutical Group Inc., Class H Shares	163,094	735,352	(a)
Towa Pharmaceutical Co., Ltd.	16,352	848,692	(a)

Total Pharmaceuticals		1,584,044

TOTAL HEALTH CARE		2,499,852

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 25.1%
Air Freight & Logistics - 1.8%
SBS Holdings Inc.	211,214	$1,508,627	(a)
Wincanton PLC	372,440	922,433	*(a)

Total Air Freight & Logistics		2,431,060

Airlines - 0.4%
Flybe Group PLC	945,680	503,970	*(a)

Building Products - 1.4%
Tarkett SA	57,190	1,875,501	(a)

Commercial Services & Supplies - 0.9%
Shanks Group PLC	1,172,562	1,219,900	(a)

Construction & Engineering - 1.1%
Daelim Industrial Co., Ltd.	14,393	959,613	(a)
Morgan Sindall Group PLC	67,290	585,788	(a)

Total Construction & Engineering		1,545,401

Electrical Equipment - 1.8%
Nexans SA	19,010	800,897	*(a)
Nitto Kogyo Corp.	75,696	934,606	(a)
Zumtobel Group AG	66,100	802,221	(a)

Total Electrical Equipment		2,537,724

Machinery - 3.8%
Bucher Industries AG, Registered Shares	6,510	1,526,201	(a)
CIMC Enric Holdings Ltd.	1,581,234	724,647	(a)
Meidensha Corp.	301,670	974,705	(a)
Sulzer AG, Registered Shares	22,890	1,989,786	(a)

Total Machinery		5,215,339

Marine - 1.4%
D/S Norden A/S	89,830	1,252,435	*(a)
Diana Shipping Inc.	287,490	698,601	*

Total Marine		1,951,036

Professional Services - 8.3%
ALS Ltd.	244,220	902,498	(a)
Applus Services SA	176,830	1,725,792	(a)
FULLCAST Holdings Co., Ltd.	340,580	2,810,053	(a)
McMillan Shakespeare Ltd.	63,800	655,798	(a)
Outsourcing Inc.	33,967	1,551,127	(a)
Quick Co., Ltd.	207,300	1,557,231	(a)
SThree PLC	230,910	772,020	(a)
TechnoPro Holdings Inc.	45,778	1,419,304	(a)

Total Professional Services		11,393,823

Road & Rail - 1.7%
Europcar Groupe SA	140,630	1,221,979	*(a)(b)
SENKO Co., Ltd.	182,300	1,094,697	(a)

Total Road & Rail		2,316,676

Transportation Infrastructure - 2.5%
Anhui Expressway Co., Ltd., Class H Shares	1,423,320	1,124,686	(a)
Shenzhen International Holdings Ltd.	558,094	810,911	(a)
Yuexiu Transport Infrastructure Ltd.	2,226,856	1,431,562	(a)

Total Transportation Infrastructure		3,367,159

TOTAL INDUSTRIALS		34,357,589

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.3%
Icom Inc.	25,000	488,551	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 6.7%
Datalogic SpA	84,360	$1,360,370	(a)
E2v Technologies PLC	436,517	1,183,931	(a)
Laird PLC	144,889	632,240	(a)
Orbotech Ltd.	75,590	1,931,325	*
Osaki Electric Co., Ltd.	143,490	1,101,711	(a)
Premier Farnell PLC	470,970	1,033,278	(a)
Technovator International Ltd.	2,017,110	1,033,182	(a)
Wasion Group Holdings Ltd.	1,590,476	848,938	(a)

Total Electronic Equipment, Instruments & Components		9,124,975

Internet Software & Services - 0.9%
Dena Co., Ltd.	52,708	1,222,900	(a)

IT Services - 2.7%
Equiniti Group PLC	310,130	645,509	(a)(b)
Indra Sistemas SA	106,763	1,124,937	*(a)
Poletowin Pitcrew Holdings Inc.	92,512	661,411	(a)
Zuken Inc.	143,306	1,257,092	(a)

Total IT Services		3,688,949

Semiconductors & Semiconductor Equipment - 2.4%
Ambarella Inc.	34,500	1,752,945	*
ASM Pacific Technology Ltd.	208,010	1,498,047	(a)

Total Semiconductors & Semiconductor Equipment		3,250,992

Software - 0.6%
Sword Group	31,671	855,363	(a)

Technology Hardware, Storage & Peripherals - 1.1%
Bluecom Co., Ltd.	69,584	959,877	(a)
Stratasys Ltd.	26,170	599,031	*

Total Technology Hardware, Storage & Peripherals		1,558,908

TOTAL INFORMATION TECHNOLOGY		20,190,638

MATERIALS - 11.4%
Chemicals - 1.2%
Kemira OYJ	134,780	1,610,378	(a)

Construction Materials - 1.8%
Cementir Holding SpA	145,910	583,889	(a)
Low & Bonar PLC	983,230	772,775	(a)
Wienerberger AG	76,090	1,067,009	(a)

Total Construction Materials		2,423,673

Containers & Packaging - 2.3%
Greatview Aseptic Packaging Co., Ltd.	3,359,564	1,601,724	(a)
RPC Group PLC	151,079	1,582,601	(a)

Total Containers & Packaging		3,184,325

Metals & Mining - 6.1%
APERAM	26,780	943,815	(a)
Centamin PLC	1,073,800	1,888,963	(a)
Centerra Gold Inc.	186,710	1,112,789
Dominion Diamond Corp.	77,260	683,526
Novagold Resources Inc.	303,640	1,859,044	*
Nyrstar NV	86,440	820,807	*(a)
Outokumpu OYJ	162,710	682,027	*(a)
Troy Resources Ltd.	1,020,000	411,952	*(a)

Total Metals & Mining		8,402,923

TOTAL MATERIALS		15,621,299

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $140,307,088)		134,333,948

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $2,473,323)	0.479%	2,473,323	$2,473,323

TOTAL INVESTMENTS - 99.9% (Cost - $142,780,411#)			136,807,271
Other Assets in Excess of Liabilities - 0.1%			196,912

TOTAL NET ASSETS - 100.0%			$137,004,183

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

 Abbreviation used in this schedule:

REIC	— Real Estate Investment Company
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,487,418	$22,017,078	—	$24,504,496
Energy	2,845,711	5,764,698	—	8,610,409
Financials	1,931,441	22,570,601	—	24,502,042
Industrials	698,601	32,439,088	$1,219,900	34,357,589
Information Technology	4,283,301	15,907,337	—	20,190,638
Materials	3,655,359	11,965,940	—	15,621,299
Other Common Stocks	—	6,547,475	—	6,547,475

Total Long-Term Investments	$15,901,831	$117,212,217	$1,219,900	$134,333,948

Short-Term Investments†	2,473,323	—	—	2,473,323

Total Investments	$18,375,154	$117,212,217	$1,219,900	$136,807,271

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $117,212,217 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,209,542
Gross unrealized depreciation	(19,182,682)

Net unrealized depreciation	$(5,973,140)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016